Inventoried Costs, Net	12 Months Ended
Dec. 31, 2010
INVENTORIED COSTS, NET [Abstract]
9. INVENTORIED COSTS, NET

9.	INVENTORIED COSTS, NET

Inventoried costs consisted of the following:

	December 31
$ in millions	2010	2009
Production costs of contracts in process	$1,521	$1,648
General and administrative expenses	190	160

	1,711	1,808
Progress payments received	(962)	(1,098)

	749	710
Product inventory	147	164

Total inventoried costs, net	$896	$874